Operating Segments	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Operating Segments

15. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. As discussed in Note 1, in the fourth quarter of 2021, we revised our reportable segments as a result of a change in our CODM and how our CODM regularly reviews financial information to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Operating Officer (“COO”), Chief Information Officer (“CIO”), and Chief resource Officer (“CRO”). Our new operating segments, which align with our reportable segments, are: US Acquiring, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Commerce, which provides wallet based online payment solutions through our Skrill and NETELLER brands; and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the Paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA. The prior year segment information has been recast to reflect this change.

The CODM evaluates performance and allocate resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$169,143	$198,383	$—	$367,526
Interest Revenue	1	141	—	142
Total Revenue	$169,144	$198,524	$—	$367,668
Adjusted EBITDA	$47,242	$75,795	$(19,070)	$103,967

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$153,340	$223,578	$—	$376,918
Interest Revenue	1	505	—	506
Total Revenue	$153,341	$224,083	$—	$377,424
Adjusted EBITDA	$39,257	$91,514	$(17,541)	$113,230

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.

A reconciliation of total segments Adjusted EBITDA to the Company’s loss before taxes is as follows:

	For the three months ended March 31,
	2022	2021
Segments Adjusted EBITDA	$123,037	$130,771
Corporate costs	(19,070)	(17,541)
Depreciation and amortization	(63,423)	(65,462)
Share-based compensation	(13,970)	(80,841)
Restructuring and other costs	(12,591)	(2,970)
Impairment expense on goodwill and intangible assets	(1,205,731)	(578)
Other income, net	3,478	32,525
Interest expense, net	(25,956)	(62,369)
Loss before taxes	$(1,214,226)	$(66,465)

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the three months ended March 31,
	2022	2021
US Acquiring	$169,144	$153,341
eCash (1)	101,112	112,916
Digital Wallet (1)	82,187	94,923
Integrated & Ecommerce Solutions (IES) (1)	23,201	23,561
Intracompany (1)	(7,976)	(7,317)
Total Revenue	367,668	377,424

(1)
These business lines are part of the Digital Commerce segment.

Geographic Information

Revenue by major geographic region is based upon the geographic location of the customers who receive the Company's services. Investment income is not included within this table as it is not practicable to apportion its geographical source. The Company had no single customer contributing 10% or more of the Company’s revenue during the three months ended March 31, 2022 and 2021.

The information below summarizes revenue by geographic area for the three months ended March 31, 2022 and 2021.

	For the three months ended March 31,
	2022	2021
United Kingdom	$9,243	$13,728
United States of America	183,314	159,823
Germany	26,092	36,779
All other countries (1)	148,877	166,588
Revenue from external customers	$367,526	$376,918

(1)
No single country included in the “All other countries” category generated more than 10% of total revenue.

The information below summarizes long-lived assets, net by geographic area:

	March 31, 2022	December 31, 2021
United Kingdom	$4,636	$5,068
Canada	5,736	6,455
United States of America	10,693	11,416
Bulgaria	10,182	11,442
Austria	8,162	8,682
All other countries (1)	5,070	4,962
Total long-lived assets, net	$44,479	$48,025

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.